Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Form 5500, Schedule H, Item 4i
Schedule of Assets (Held at End of Year)
EIN 13-5657518, Plan Number 001
December 31, 2025

(a)(b) Identity of Issuer, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost	(e) Current Value

Oppenheimer Holdings Inc. **	Oppenheimer Holdings Inc. - Common stock	*	$38,237,289
Federated Hermes	Governmental Obligations Fund - Money market fund	*	57,601,988
DWS	Government Money Market Series - Money market fund	*	18,926
Artisan Partners	Artisan Mid Cap Fund - Mutual fund	*	34,988,213
American Funds	Growth Fund of America - Mutual fund	*	99,402,869
Columbia	Columbia Dividend Income Fund - Mutual fund	*	28,547,194
Cohen & Steers	Cohen & Steers Real Estate Securities Fund - Mutual fund	*	15,814,964
DFA	DFA Inflation - Protected Securities I - Mutual fund	*	5,663,615
American Funds	EuroPacific Growth Fund - Mutual fund	*	44,912,147
First Eagle	First Eagle Global Fund - Mutual fund	*	59,437,128
Invesco	Invesco Small Cap Growth Fund - Mutual fund	*	26,531,434
Fidelity	Fidelity 500 Index Fund - Mutual fund	*	105,025,147
JPMorgan	JPMorgan Core Bond Fund - Mutual fund	*	13,655,755
American Funds	American Balanced Fund - Mutual fund	*	59,604,138
MFS Investment Management	MFS Mid Cap Value Federated R4 - Mutual fund	*	9,862,671
Vanguard	Vanguard Intermediate - Term Treasury Fund - Mutual fund	*	14,997,734
Franklin	Franklin Small Cap Value Fund - Mutual fund	*	27,454,992
PIMCO	PIMCO Income Fund - Mutual fund	*	23,209,222
American Funds	Washington Mutual Investors Fund Class R-5 - Mutual fund	*	64,187,778
Fidelity	Fidelity Advisor Equity Growth Fund - Mutual fund	*	38,711,791
American Funds	New World Fund Class R-5E - Mutual fund	*	14,698,585
Invesco	International Small-Mid Company Fund - Mutual fund	*	11,381,308
U.S. Dollar	Cash	*	1,089
Insurance contracts	Policy Number 4000347	*	14,118

Participants **	Notes receivable from participants, with interest rates ranging from 8.50 percent to 9.50 percent		7,129,084
	Total		$801,089,179

* Cost omitted as investments are participant directed
** Party-in-interest, as defined by ERISA

See accompanying Report of Independent Registered Public Accounting Firm